Schedule of Investments (unaudited)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	12,213	$283,203
ANZ Group Holdings Ltd.	158,665	2,994,628
APA Group	61,986	341,168
Aristocrat Leisure Ltd.	30,369	912,935
ASX Ltd.	9,747	405,891
Aurizon Holdings Ltd.	94,805	232,968
BHP Group Ltd.	267,691	7,967,109
BlueScope Steel Ltd.	25,690	362,535
Brambles Ltd.	72,845	692,431
CAR Group Ltd.	18,576	433,760
Cochlear Ltd.	3,728	803,354
Coles Group Ltd.	67,187	736,571
Commonwealth Bank of Australia	88,761	7,094,594
Computershare Ltd.	27,590	487,652
CSL Ltd.	25,311	4,737,923
Dexus	52,943	240,199
Endeavour Group Ltd./Australia	67,162	222,645
Fortescue Ltd.	92,028	1,520,777
Goodman Group	90,285	2,029,109
GPT Group (The)	95,565	268,089
Insurance Australia Group Ltd.	129,547	536,570
James Hardie Industries PLC(a)	22,631	705,470
Lottery Corp. Ltd. (The)	113,043	368,118
Macquarie Group Ltd.	19,751	2,521,645
Medibank Pvt Ltd.	140,860	350,043
Mineral Resources Ltd.	8,610	413,700
Mirvac Group	196,480	258,054
National Australia Bank Ltd.	164,686	3,730,059
Northern Star Resources Ltd.	57,294	547,745
Orica Ltd.	30,166	369,150
Origin Energy Ltd.	89,555	609,459
Pilbara Minerals Ltd.(b)	167,651	426,801
Pro Medicus Ltd.	3,030	242,163
Qantas Airways Ltd.(a)	48,137	197,831
QBE Insurance Group Ltd.	75,458	897,129
Ramsay Health Care Ltd.	9,883	311,025
REA Group Ltd.	2,666	333,404
Reece Ltd.	15,076	261,672
Rio Tinto Ltd.	19,982	1,718,741
Santos Ltd.	158,297	804,324
Scentre Group	256,130	540,462
SEEK Ltd.	17,157	258,367
Seven Group Holdings Ltd.	10,443	273,725
Sonic Healthcare Ltd.	22,997	374,324
South32 Ltd.	236,080	625,506
Stockland	127,337	383,705
Suncorp Group Ltd.	64,958	689,936
Telstra Group Ltd.	210,428	487,362
Transurban Group	163,927	1,369,950
Treasury Wine Estates Ltd.	42,207	319,070
Vicinity Ltd.	198,912	260,014
Washington H Soul Pattinson & Co. Ltd.	11,138	231,027
Wesfarmers Ltd.	60,146	2,609,206
Westpac Banking Corp.	184,184	3,198,441
WiseTech Global Ltd.	9,928	645,264
Woodside Energy Group Ltd.	99,676	1,844,358
Woolworths Group Ltd.	63,508	1,339,350
Xero Ltd.(a)	7,854	713,098
		64,533,809
Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	17,348	$852,484
OMV AG	7,440	376,006
Verbund AG	3,439	282,366
voestalpine AG	5,996	175,497
		1,686,353
Belgium — 0.2%
Ageas SA/NV	8,736	435,819
Anheuser-Busch InBev SA/NV	47,407	2,990,981
Argenx SE(a)	3,062	1,132,473
D'ieteren Group	1,179	257,459
Elia Group SA/NV	1,675	170,605
Groupe Bruxelles Lambert NV	5,696	436,808
KBC Group NV	12,691	926,832
Lotus Bakeries NV	19	201,624
Sofina SA	745	181,286
Syensqo SA	3,745	374,812
UCB SA	6,349	890,578
Umicore SA	9,794	193,982
Warehouses De Pauw CVA	7,718	226,211
		8,419,470
Canada — 3.0%
Agnico Eagle Mines Ltd.	26,826	1,829,470
Air Canada(a)	9,283	123,960
Alimentation Couche-Tard Inc.	40,963	2,390,848
AltaGas Ltd.	14,449	325,989
ARC Resources Ltd.	35,128	664,699
Bank of Montreal.	37,554	3,349,124
Bank of Nova Scotia (The)	63,149	2,989,379
Barrick Gold Corp.	89,183	1,521,336
BCE Inc.	3,846	131,553
Brookfield Asset Management Ltd.	17,677	693,877
Brookfield Corp., Class A	73,027	3,179,979
Brookfield Renewable Corp., Class A	7,073	222,992
BRP Inc.	1,762	110,093
CAE Inc.(a)	16,245	305,007
Cameco Corp.	24,374	1,352,512
Canadian Apartment Properties REIT	4,429	144,931
Canadian Imperial Bank of Commerce	49,535	2,456,125
Canadian National Railway Co.	28,970	3,687,806
Canadian Natural Resources Ltd.	56,693	4,355,081
Canadian Pacific Kansas City Ltd.	48,568	3,865,984
Canadian Tire Corp. Ltd., Class A, NVS	2,936	293,051
Canadian Utilities Ltd., Class A, NVS	6,673	152,168
CCL Industries Inc., Class B, NVS	7,761	400,022
Cenovus Energy Inc.	72,586	1,513,018
CGI Inc.(a)	11,016	1,087,819
Constellation Software Inc./Canada	1,079	3,001,258
Descartes Systems Group Inc. (The)(a)	4,953	457,379
Dollarama Inc.	14,608	1,382,613
Element Fleet Management Corp.	23,640	420,089
Emera Inc.	15,528	540,709
Empire Co. Ltd., NVS	8,648	204,882
Enbridge Inc.	112,138	4,099,810
Fairfax Financial Holdings Ltd.	1,161	1,306,969
First Quantum Minerals Ltd.	39,139	502,824
FirstService Corp.	2,029	297,885
Fortis Inc./Canada	26,227	1,048,926
Franco-Nevada Corp.	10,168	1,251,016
George Weston Ltd.	2,969	421,818
GFL Environmental Inc.	11,023	347,039
Gildan Activewear Inc.	10,908	417,288

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Great-West Lifeco Inc.	15,303	$458,995
Hydro One Ltd.(c)	17,007	489,889
iA Financial Corp. Inc.	5,474	356,405
IGM Financial Inc.	4,424	118,183
Imperial Oil Ltd.	10,256	724,643
Intact Financial Corp.	9,413	1,574,922
Ivanhoe Mines Ltd., Class A(a)(b)	31,434	453,884
Keyera Corp.	11,430	302,659
Kinross Gold Corp.	64,969	527,684
Loblaw Companies Ltd.	8,761	1,017,547
Lundin Mining Corp.	34,388	395,363
Magna International Inc.	14,488	655,439
Manulife Financial Corp.	92,654	2,406,509
MEG Energy Corp.(a)	14,811	321,551
Metro Inc./CN	12,360	658,650
National Bank of Canada	16,945	1,448,273
Northland Power Inc.	11,588	198,100
Nutrien Ltd.	26,425	1,548,527
Onex Corp.	3,902	276,614
Open Text Corp.	13,610	398,229
Pan American Silver Corp.	18,768	413,242
Parkland Corp.	7,901	227,995
Pembina Pipeline Corp.	27,752	1,030,914
Power Corp. of Canada	27,530	799,268
Quebecor Inc., Class B	8,749	184,551
RB Global Inc.	9,349	679,491
Restaurant Brands International Inc.	15,739	1,079,252
RioCan REIT	8,671	109,998
Rogers Communications Inc., Class B, NVS	17,884	722,603
Royal Bank of Canada	73,596	8,044,559
Saputo Inc.	12,743	257,861
Shopify Inc., Class A(a)	62,944	3,725,055
Stantec Inc.	5,709	460,758
Sun Life Financial Inc.	29,640	1,485,534
Suncor Energy Inc.	69,302	2,827,097
TC Energy Corp.	54,734	2,110,730
Teck Resources Ltd., Class B	23,873	1,241,687
TELUS Corp.	22,118	363,670
TFI International Inc.	4,205	556,388
Thomson Reuters Corp.	8,714	1,499,528
TMX Group Ltd.	14,099	378,401
Toromont Industries Ltd.	4,168	364,033
Toronto-Dominion Bank (The)	94,710	5,295,060
Tourmaline Oil Corp.	15,670	777,320
West Fraser Timber Co. Ltd.	3,109	248,706
Wheaton Precious Metals Corp.	24,581	1,346,324
WSP Global Inc.(b)	6,641	998,866
		104,408,285
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	181	317,614
AP Moller - Maersk A/S, Class B, NVS	256	465,454
Carlsberg A/S, Class B	5,042	684,047
Coloplast A/S, Class B(b)	7,024	844,826
Danske Bank A/S	34,032	1,046,199
Demant A/S(a)	5,513	264,967
DSV A/S	9,506	1,463,632
Genmab A/S(a)	3,590	1,013,309
Novo Nordisk A/S, Class B	171,593	23,248,806
Novonesis (Novozymes), Class B	19,067	1,137,187
Orsted A/S(a)(c)	9,568	586,870
Pandora A/S	5,004	821,959
Rockwool A/S, Class B	438	184,284
Security	Shares	Value

Denmark (continued)
Tryg A/S	18,207	$374,846
Vestas Wind Systems A/S(a)	50,964	1,429,967
		33,883,967
Finland — 0.3%
Elisa OYJ	7,165	333,857
Fortum OYJ	22,553	344,586
Kesko OYJ, Class B	13,531	246,145
Kone OYJ, Class B	17,070	870,895
Metso OYJ	34,018	416,020
Neste OYJ	21,273	446,611
Nokia OYJ	304,054	1,189,276
Nordea Bank Abp, New	165,090	2,029,492
Orion OYJ, Class B	5,404	219,768
Sampo OYJ, Class A	25,029	1,071,358
Stora Enso OYJ, Class R	29,482	431,892
UPM-Kymmene OYJ	29,491	1,127,355
Wartsila OYJ Abp	24,734	518,605
		9,245,860
France — 3.1%
Accor SA	8,733	380,990
Aeroports de Paris SA	1,450	207,778
Air Liquide SA	27,528	5,419,542
Airbus SE	30,680	5,218,717
Alstom SA(b)	16,107	317,046
Amundi SA(c)	3,125	241,137
ArcelorMittal SA	26,943	710,826
Arkema SA	3,049	312,449
AXA SA	95,972	3,465,206
BioMerieux	2,083	221,193
BNP Paribas SA	53,872	3,976,649
Bollore SE	45,675	307,630
Bouygues SA	11,618	455,294
Bureau Veritas SA	14,919	449,318
Capgemini SE	8,638	1,750,076
Carrefour SA	31,637	515,921
Cie. de Saint-Gobain SA	25,383	2,241,097
Cie. Generale des Etablissements Michelin SCA	34,081	1,382,156
Covivio SA/France	2,676	139,276
Credit Agricole SA	62,694	1,020,087
Danone SA	34,378	2,217,032
Dassault Aviation SA	1,233	267,603
Dassault Systemes SE	36,012	1,463,596
Edenred SE	12,582	587,095
Eiffage SA	4,172	461,590
Engie SA	98,149	1,662,801
EssilorLuxottica SA	15,563	3,490,062
Eurazeo SE	2,027	171,100
Eurofins Scientific SE	6,898	416,383
Euronext NV(c)	4,426	435,811
Gecina SA	2,307	249,011
Getlink SE	22,452	395,661
Hermes International SCA	1,657	3,933,087
Ipsen SA	1,875	245,972
Kering SA	3,731	1,289,863
Klepierre SA	10,860	315,221
La Francaise des Jeux SAEM(c)	4,923	177,231
Legrand SA	13,420	1,457,181
L'Oreal SA	12,719	6,278,100
LVMH Moet Hennessy Louis Vuitton SE	14,510	11,604,274
Orange SA	100,351	1,171,765
Pernod Ricard SA	10,954	1,640,393

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Publicis Groupe SA	11,507	$1,292,521
Remy Cointreau SA	1,147	107,398
Renault SA	9,892	581,058
Rexel SA	11,813	358,995
Safran SA	17,887	4,189,228
Sanofi SA	59,636	5,838,480
Sartorius Stedim Biotech	1,390	276,895
Schneider Electric SE	28,549	7,122,408
SEB SA	1,392	172,547
Societe Generale SA	36,330	1,088,186
Sodexo SA	4,423	411,950
STMicroelectronics NV	35,099	1,482,181
Teleperformance SE	2,972	339,973
Thales SA	5,328	967,624
TotalEnergies SE	113,600	8,322,841
Unibail-Rodamco-Westfield, New	6,394	563,374
Veolia Environnement SA	36,484	1,221,369
Vinci SA	27,040	3,374,377
Vivendi SE	39,740	437,617
		106,812,242
Germany — 2.1%
adidas AG	8,693	2,201,679
Allianz SE, Registered	21,048	6,161,543
BASF SE	47,534	2,515,813
Bayer AG, Registered	52,378	1,611,417
Bayerische Motoren Werke AG	16,704	1,703,848
Bechtle AG	4,178	203,929
Beiersdorf AG	5,060	793,291
Brenntag SE	7,770	559,719
Carl Zeiss Meditec AG, Bearer	2,045	189,174
Commerzbank AG	60,097	1,020,410
Continental AG	5,455	371,783
Covestro AG(a)(c)	9,374	505,062
CTS Eventim AG & Co. KGaA	3,292	283,615
Daimler Truck Holding AG	29,265	1,252,138
Delivery Hero SE, Class A(a)(b)(c)	8,200	251,182
Deutsche Bank AG, Registered	104,888	1,745,384
Deutsche Boerse AG	10,016	1,995,954
Deutsche Lufthansa AG, Registered	33,422	234,087
Deutsche Telekom AG, Registered	171,123	4,160,736
DHL Group, Registered	51,787	2,180,249
E.ON SE	120,646	1,615,706
Evonik Industries AG	13,476	296,856
Fresenius Medical Care AG & Co. KGaA	10,350	441,472
Fresenius SE & Co. KGaA(a)	23,770	758,412
GEA Group AG	7,775	325,490
Hannover Rueck SE	3,017	750,052
Heidelberg Materials AG	7,273	762,744
Henkel AG & Co. KGaA	5,241	419,961
Infineon Technologies AG	68,051	2,753,238
Knorr-Bremse AG	3,659	281,790
LEG Immobilien SE	3,668	326,210
Mercedes-Benz Group AG	42,531	3,086,783
Merck KGaA	7,024	1,276,611
MTU Aero Engines AG	2,739	684,197
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	7,200	3,590,625
Nemetschek SE	2,909	267,322
Puma SE	5,323	276,434
Qiagen NV, NVS	11,468	490,993
Rational AG	246	209,928
Rheinmetall AG	2,328	1,341,905
Security	Shares	Value

Germany (continued)
RWE AG	32,235	$1,225,064
SAP SE	54,768	9,987,401
Scout24 SE(c)	4,613	347,006
Siemens AG, Registered	40,104	7,729,687
Siemens Energy AG(a)	29,564	805,064
Siemens Healthineers AG(c)	15,413	899,414
Symrise AG, Class A	7,339	876,648
Talanx AG(a)	3,270	260,837
Volkswagen AG	1,625	233,004
Vonovia SE(b)	36,315	1,141,584
Zalando SE(a)(c)	11,230	298,260
		73,701,711
Hong Kong — 0.5%
AIA Group Ltd.	600,400	4,663,424
BOC Hong Kong Holdings Ltd.	203,500	639,681
CK Asset Holdings Ltd.	109,500	433,711
CK Hutchison Holdings Ltd.	145,000	708,047
CK Infrastructure Holdings Ltd.	42,500	245,821
CLP Holdings Ltd.	82,500	653,694
ESR Group Ltd.(c)	32,830	46,313
Futu Holdings Ltd., ADR(a)	2,902	218,056
Galaxy Entertainment Group Ltd.	102,000	491,456
Hang Seng Bank Ltd.	41,700	581,022
Henderson Land Development Co. Ltd.	83,000	259,704
HKT Trust & HKT Ltd., Class SS	207,000	241,237
Hong Kong & China Gas Co. Ltd.	655,589	510,074
Hong Kong Exchanges & Clearing Ltd.	59,900	2,026,186
Hongkong Land Holdings Ltd.	63,100	214,501
Jardine Matheson Holdings Ltd.	9,000	331,690
Link REIT	138,560	584,226
MTR Corp. Ltd.	93,500	317,720
Power Assets Holdings Ltd.	70,000	388,664
Sands China Ltd.(a)	109,600	262,675
Sino Land Co. Ltd.	118,000	125,581
SITC International Holdings Co. Ltd.	42,000	107,742
Sun Hung Kai Properties Ltd.	76,000	734,351
Swire Pacific Ltd., Class A	28,500	248,083
Swire Properties Ltd.	53,400	98,218
Techtronic Industries Co. Ltd.	80,000	984,140
WH Group Ltd.(c)	458,500	312,447
Wharf Holdings Ltd. (The)	52,000	154,898
Wharf Real Estate Investment Co. Ltd.	75,000	218,221
		16,801,583
Ireland — 0.1%
AIB Group PLC	93,431	531,686
Bank of Ireland Group PLC	54,745	629,187
Kerry Group PLC, Class A	8,067	683,454
Kingspan Group PLC	7,859	757,120
Smurfit Kappa Group PLC	12,532	611,223
		3,212,670
Israel — 0.2%
Azrieli Group Ltd.	2,120	128,414
Bank Hapoalim BM	59,545	547,764
Bank Leumi Le-Israel BM	78,952	656,878
Check Point Software Technologies Ltd.(a)(b)	5,326	801,563
CyberArk Software Ltd.(a)(b)	2,447	560,975
Elbit Systems Ltd.	1,355	258,303
Global-e Online Ltd.(a)(b)	4,664	145,610
ICL Group Ltd.	36,021	170,371
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	59,324	305,113

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	7,168	$261,762
Monday.com Ltd.(a)	1,988	449,109
Nice Ltd.(a)	3,197	590,340
Teva Pharmaceutical Industries Ltd., ADR(a)	57,881	979,925
Wix.com Ltd.(a)	2,747	442,542
		6,298,672
Italy — 0.7%
Amplifon SpA	6,367	235,344
Assicurazioni Generali SpA	55,577	1,430,473
Banco BPM SpA	62,897	453,800
Davide Campari-Milano NV	36,590	366,549
DiaSorin SpA	1,220	131,661
Enel SpA	424,122	3,079,425
Eni SpA	118,559	1,872,565
Ferrari NV	6,572	2,708,203
FinecoBank Banca Fineco SpA	35,040	568,298
Infrastrutture Wireless Italiane SpA(c)	17,440	191,211
Intesa Sanpaolo SpA	756,673	2,980,710
Leonardo SpA	13,419	345,162
Mediobanca Banca di Credito Finanziario SpA	31,708	501,862
Moncler SpA	10,341	690,049
Nexi SpA(a)(c)	37,933	252,503
Poste Italiane SpA(c)	26,745	367,396
Prysmian SpA	12,882	847,246
Recordati Industria Chimica e Farmaceutica SpA	5,300	279,749
Snam SpA	101,998	483,952
Stellantis NV	117,255	2,597,905
Telecom Italia SpA/Milano(a)	511,908	134,942
Tenaris SA, NVS	23,998	396,503
Terna - Rete Elettrica Nazionale	71,117	598,555
UniCredit SpA	83,247	3,314,281
		24,828,344
Japan — 5.8%
Advantest Corp.	40,400	1,344,861
Aeon Co. Ltd.	33,800	729,036
AGC Inc.	8,300	289,621
Aisin Corp.	7,100	264,965
Ajinomoto Co. Inc.	23,300	833,036
ANA Holdings Inc.	4,800	91,431
Asahi Group Holdings Ltd.	23,100	847,457
Asahi Kasei Corp.	75,300	490,731
Asics Corp.	8,500	470,225
Astellas Pharma Inc.	94,900	931,688
Bandai Namco Holdings Inc.	29,000	529,042
Bridgestone Corp.	30,100	1,319,327
Brother Industries Ltd.	16,600	319,492
Canon Inc.	48,500	1,411,453
Capcom Co. Ltd.	18,300	338,653
Central Japan Railway Co.	40,100	894,401
Chiba Bank Ltd. (The)	25,100	239,892
Chubu Electric Power Co. Inc.	37,000	511,184
Chugai Pharmaceutical Co. Ltd.	37,300	1,134,881
Concordia Financial Group Ltd.	50,100	302,514
Dai Nippon Printing Co. Ltd.	12,600	392,447
Daifuku Co. Ltd.	16,200	283,957
Dai-ichi Life Holdings Inc.	48,500	1,304,939
Daiichi Sankyo Co. Ltd.	96,900	3,420,480
Daikin Industries Ltd.	14,300	2,089,668
Daito Trust Construction Co. Ltd.	3,100	327,408
Daiwa House Industry Co. Ltd.	30,500	811,503
Daiwa Securities Group Inc.	80,900	635,871
Security	Shares	Value

Japan (continued)
Denso Corp.	99,100	$1,610,429
Dentsu Group Inc.	9,600	254,129
Disco Corp.	4,800	1,888,123
East Japan Railway Co.	48,000	832,394
Eisai Co. Ltd.	14,400	618,185
ENEOS Holdings Inc.	176,100	910,479
FANUC Corp.	48,400	1,354,817
Fast Retailing Co. Ltd.	9,000	2,311,445
Fuji Electric Co. Ltd.	6,900	411,631
FUJIFILM Holdings Corp.	60,900	1,390,698
Fujitsu Ltd.	85,500	1,238,123
Hamamatsu Photonics KK	7,200	212,900
Hankyu Hanshin Holdings Inc.	16,400	430,404
Hikari Tsushin Inc.	1,200	196,969
Hitachi Construction Machinery Co. Ltd.	6,600	179,840
Hitachi Ltd.	47,800	4,922,811
Honda Motor Co. Ltd.	240,900	2,727,881
Hoshizaki Corp.	6,100	219,057
Hoya Corp.	18,500	2,252,061
Hulic Co. Ltd.	20,800	192,677
Ibiden Co. Ltd.	5,300	214,312
Idemitsu Kosan Co. Ltd.	50,600	346,487
Inpex Corp.	49,200	759,144
Isuzu Motors Ltd.	26,700	357,832
ITOCHU Corp.	63,400	2,992,898
Japan Airlines Co. Ltd.	4,200	70,581
Japan Exchange Group Inc.	24,600	578,222
Japan Post Bank Co. Ltd.	77,100	763,739
Japan Post Holdings Co. Ltd.	124,300	1,200,301
Japan Post Insurance Co. Ltd.	11,000	211,985
Japan Real Estate Investment Corp.	56	184,663
Japan Tobacco Inc.	63,400	1,798,830
JFE Holdings Inc.	30,800	466,297
Kajima Corp.	22,800	387,393
Kansai Electric Power Co. Inc. (The)	39,900	722,078
Kao Corp.	23,500	1,029,315
Kawasaki Kisen Kaisha Ltd.	20,100	298,732
KDDI Corp.	78,300	2,157,538
Keisei Electric Railway Co. Ltd.	6,500	233,457
Keyence Corp.	10,200	4,597,766
Kikkoman Corp.	32,300	375,340
Kintetsu Group Holdings Co. Ltd.	8,400	178,586
Kirin Holdings Co. Ltd.	43,400	599,351
Kobe Bussan Co. Ltd.	7,600	168,102
Koito Manufacturing Co. Ltd.	6,000	85,092
Komatsu Ltd.	48,700	1,431,342
Konami Group Corp.	4,400	308,377
Kubota Corp.	49,300	697,774
Kyocera Corp.	76,400	866,061
Kyowa Kirin Co. Ltd.	17,600	297,588
Lasertec Corp.	3,700	951,329
LY Corp.	153,300	364,320
M3 Inc.	22,600	219,151
Makita Corp.	11,200	330,249
Marubeni Corp.	79,200	1,551,175
MatsukiyoCocokara & Co.	18,600	262,967
Mazda Motor Corp.	26,300	277,275
McDonald's Holdings Co. Japan Ltd.(b)	4,700	192,523
MEIJI Holdings Co. Ltd.	12,700	284,445
Minebea Mitsumi Inc.	20,300	426,942
Mitsubishi Chemical Group Corp.	76,100	403,039
Mitsubishi Corp.	179,700	3,792,819

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Electric Corp.	101,700	$1,767,275
Mitsubishi Estate Co. Ltd.	57,200	964,608
Mitsubishi HC Capital Inc.	44,100	292,715
Mitsubishi Heavy Industries Ltd.	157,700	1,379,521
Mitsubishi UFJ Financial Group Inc.	593,400	6,302,898
Mitsui & Co. Ltd.	67,900	3,457,074
Mitsui Chemicals Inc.	9,700	293,882
Mitsui Fudosan Co. Ltd.	138,900	1,276,082
Mitsui OSK Lines Ltd.	18,900	622,989
Mizuho Financial Group Inc.	128,490	2,632,033
MonotaRO Co. Ltd.	17,000	179,578
MS&AD Insurance Group Holdings Inc.	68,400	1,422,714
Murata Manufacturing Co. Ltd.	92,200	1,744,001
NEC Corp.	12,300	915,585
Nexon Co. Ltd.	24,100	413,941
Nidec Corp.	22,700	1,131,559
Nintendo Co. Ltd.	52,600	2,860,412
Nippon Building Fund Inc.	82	306,225
Nippon Express Holdings Inc.	4,100	202,062
Nippon Paint Holdings Co. Ltd.	52,600	354,121
Nippon Prologis REIT Inc.	160	264,104
Nippon Sanso Holdings Corp.	10,000	296,365
Nippon Steel Corp.	45,747	1,001,503
Nippon Telegraph & Telephone Corp.	1,560,200	1,532,129
Nippon Yusen KK	23,700	751,245
Nissan Chemical Corp.	4,800	133,458
Nissan Motor Co. Ltd.	125,800	449,938
Nissin Foods Holdings Co. Ltd.	10,200	257,454
Nitori Holdings Co. Ltd.	3,600	396,602
Nitto Denko Corp.	7,500	574,201
Nomura Holdings Inc.	176,000	1,068,887
Nomura Real Estate Holdings Inc.	3,500	90,238
Nomura Real Estate Master Fund Inc.	221	207,663
Nomura Research Institute Ltd.	19,500	522,063
NTT Data Group Corp.	28,100	432,114
Obayashi Corp.	28,600	332,946
Obic Co. Ltd.	3,800	493,332
Olympus Corp.	68,900	1,087,402
Omron Corp.	7,000	228,648
Ono Pharmaceutical Co. Ltd.	20,500	296,858
Oracle Corp./Japan(a)	1,100	78,222
Oriental Land Co. Ltd./Japan	55,600	1,554,390
ORIX Corp.	66,300	1,445,872
Osaka Gas Co. Ltd.	20,600	469,023
Otsuka Corp.	12,100	229,746
Otsuka Holdings Co. Ltd.	21,100	871,123
Pan Pacific International Holdings Corp.	21,700	561,315
Panasonic Holdings Corp.	122,500	1,082,023
Rakuten Group Inc.(a)	78,300	407,248
Recruit Holdings Co. Ltd.	75,200	3,796,238
Renesas Electronics Corp.	76,500	1,409,636
Resona Holdings Inc.	117,700	817,002
Ricoh Co. Ltd.	29,200	262,217
Rohm Co. Ltd.	18,600	241,084
SBI Holdings Inc.	16,800	435,108
SCREEN Holdings Co. Ltd.	4,200	401,751
SCSK Corp.	4,600	87,194
Secom Co. Ltd.	10,500	653,361
Seiko Epson Corp.	17,800	287,610
Sekisui Chemical Co. Ltd.	20,700	297,101
Sekisui House Ltd.	27,700	623,737
Seven & i Holdings Co. Ltd.	117,000	1,510,089
Security	Shares	Value

Japan (continued)
SG Holdings Co. Ltd.	19,000	$191,729
Shimadzu Corp.	16,600	431,622
Shimano Inc.	4,100	669,120
Shin-Etsu Chemical Co. Ltd.	93,665	3,496,379
Shionogi & Co. Ltd.	13,900	626,238
Shiseido Co. Ltd.	21,400	679,176
Shizuoka Financial Group Inc., NVS	22,700	234,452
SMC Corp.	2,900	1,464,585
SoftBank Corp.	148,700	1,782,945
SoftBank Group Corp.	52,600	3,043,829
Sompo Holdings Inc.	49,200	1,041,305
Sony Group Corp.	64,700	5,311,917
Subaru Corp.	32,100	717,585
SUMCO Corp.	19,400	291,646
Sumitomo Corp.	52,200	1,358,374
Sumitomo Electric Industries Ltd.	41,400	671,899
Sumitomo Metal Mining Co. Ltd.	13,100	426,468
Sumitomo Mitsui Financial Group Inc.	68,300	4,470,172
Sumitomo Mitsui Trust Holdings Inc.	39,000	906,732
Sumitomo Realty & Development Co. Ltd.	18,700	585,550
Suntory Beverage & Food Ltd.	6,900	253,442
Suzuki Motor Corp.	81,600	972,827
Sysmex Corp.	25,200	431,473
T&D Holdings Inc.	25,400	459,190
Taisei Corp.	9,400	356,903
Takeda Pharmaceutical Co. Ltd.	82,226	2,189,265
TDK Corp.	21,000	1,054,735
Terumo Corp.	69,400	1,182,158
TIS Inc.	14,000	256,068
Toho Co. Ltd./Tokyo	6,100	193,032
Tokio Marine Holdings Inc.	99,100	3,433,347
Tokyo Electric Power Co. Holdings Inc.(a)	95,400	572,730
Tokyo Electron Ltd.	24,700	5,245,257
Tokyo Gas Co. Ltd.	20,600	462,705
Tokyu Corp.	24,300	283,506
Toppan Holdings Inc.	17,300	448,117
Toray Industries Inc.	79,200	396,765
TOTO Ltd.	7,100	178,147
Toyota Industries Corp.	7,500	707,330
Toyota Motor Corp.	560,200	12,202,660
Toyota Tsusho Corp.	10,900	665,652
Trend Micro Inc./Japan	5,700	257,973
Unicharm Corp.	21,500	693,837
West Japan Railway Co.	28,100	560,611
Yakult Honsha Co. Ltd.	14,000	255,417
Yamaha Motor Co. Ltd.	54,400	532,670
Yamato Holdings Co. Ltd.	18,200	209,101
Yaskawa Electric Corp.	12,700	486,314
Yokogawa Electric Corp.	16,400	422,413
Zensho Holdings Co. Ltd.	4,400	173,246
ZOZO Inc.	3,600	83,973
		200,630,735
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	22,449	384,013
Adyen NV(a)(c)	1,139	1,477,036
Aegon Ltd.	76,233	494,467
AerCap Holdings NV	10,343	958,900
Akzo Nobel NV	9,461	663,620
ASM International NV	2,189	1,540,420
ASML Holding NV	21,246	20,327,537
ASR Nederland NV	8,227	398,173
BE Semiconductor Industries NV	3,960	589,121

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Coca-Cola Europacific Partners PLC	10,345	$762,530
DSM-Firmenich AG	9,121	1,055,784
EXOR NV, NVS	5,624	631,579
Heineken Holding NV	6,953	570,653
Heineken NV	14,791	1,484,100
IMCD NV	2,943	449,117
ING Groep NV	173,901	3,106,803
InPost SA(a)	10,551	189,012
JDE Peet's NV	5,409	118,995
Koninklijke Ahold Delhaize NV	50,281	1,559,366
Koninklijke KPN NV	174,759	655,225
Koninklijke Philips NV(a)	42,323	1,156,046
NN Group NV	13,970	651,827
OCI NV	4,562	125,118
Prosus NV	78,491	2,849,741
Randstad NV	6,389	337,670
Universal Music Group NV	42,663	1,329,535
Wolters Kluwer NV	13,696	2,184,366
		46,050,754
New Zealand — 0.0%
Auckland International Airport Ltd.	63,847	306,125
Fisher & Paykel Healthcare Corp. Ltd.	30,676	556,268
Mercury NZ Ltd.	35,801	147,006
Meridian Energy Ltd.	66,131	274,799
Spark New Zealand Ltd.	95,447	244,952
		1,529,150
Norway — 0.2%
Aker BP ASA	15,909	410,728
DNB Bank ASA	46,749	913,931
Equinor ASA	46,274	1,343,229
Gjensidige Forsikring ASA	10,260	180,050
Kongsberg Gruppen ASA	4,553	391,456
Mowi ASA	25,603	460,408
Norsk Hydro ASA	74,783	506,404
Orkla ASA	38,306	306,697
Salmar ASA	3,563	217,570
Telenor ASA	35,452	413,415
Yara International ASA	8,379	260,549
		5,404,437
Portugal — 0.1%
EDP - Energias de Portugal SA	162,337	660,554
EDP Renovaveis SA	14,392	231,285
Galp Energia SGPS SA	25,593	538,198
Jeronimo Martins SGPS SA	14,410	323,285
		1,753,322
Singapore — 0.4%
CapitaLand Ascendas REIT	220,616	427,507
CapitaLand Integrated Commercial Trust	325,876	474,659
CapitaLand Investment Ltd/Singapore(b)	137,700	272,135
DBS Group Holdings Ltd.	101,200	2,698,580
Genting Singapore Ltd.	309,200	208,558
Grab Holdings Ltd., Class A(a)	95,920	352,026
Keppel Ltd.	72,200	359,977
Mapletree Logistics Trust	161,400	159,671
Oversea-Chinese Banking Corp. Ltd.(b)	178,900	1,925,338
Sea Ltd., ADR(a)(b)	19,018	1,284,095
Seatrium Ltd.(a)	105,134	137,232
Sembcorp Industries Ltd.	46,000	173,826
Singapore Airlines Ltd.(b)	92,500	464,491
Singapore Exchange Ltd.	29,800	211,230
Singapore Technologies Engineering Ltd.	113,300	351,391
Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	424,300	$780,521
United Overseas Bank Ltd.	64,400	1,468,452
Wilmar International Ltd.	96,100	220,393
		11,970,082
Spain — 0.7%
Acciona SA.	1,317	169,085
ACS Actividades de Construccion y Servicios SA	11,211	501,946
Aena SME SA(c)	3,741	731,600
Amadeus IT Group SA	24,023	1,714,820
Banco Bilbao Vizcaya Argentaria SA	311,359	3,378,667
Banco de Sabadell SA	287,006	603,679
Banco Santander SA	839,767	4,428,718
CaixaBank SA	223,186	1,278,201
Cellnex Telecom SA(c)	28,442	1,038,987
Endesa SA	16,169	322,036
Ferrovial SE	27,926	1,103,655
Grifols SA(a)(b)	15,339	155,911
Iberdrola SA	304,979	4,025,345
Industria de Diseno Textil SA	57,635	2,740,634
Redeia Corp. SA	5,764	103,877
Repsol SA	72,863	1,189,466
Telefonica SA	257,758	1,204,581
		24,691,208
Sweden — 0.8%
Alfa Laval AB	15,888	738,373
Assa Abloy AB, Class B	49,580	1,457,010
Atlas Copco AB, Class A	141,874	2,733,098
Atlas Copco AB, Class B	78,430	1,302,141
Beijer Ref AB, Class B	23,780	389,273
Boliden AB	13,544	474,760
Epiroc AB	33,264	698,214
Epiroc AB, Class B	19,865	373,106
EQT AB	19,874	608,775
Essity AB, Class B	31,451	808,050
Evolution AB(c)	10,112	1,090,792
Fastighets AB Balder, Class B(a)	32,316	218,803
Getinge AB, Class B	11,636	208,204
H & M Hennes & Mauritz AB, Class B	38,680	683,948
Hexagon AB, Class B	108,399	1,194,004
Holmen AB, Class B	3,920	164,161
Husqvarna AB, Class B	21,684	180,563
Industrivarden AB, Class A	5,872	209,040
Industrivarden AB, Class C	8,182	287,408
Indutrade AB	13,462	349,238
Investment AB Latour, Class B	7,647	214,067
Investor AB, Class B	91,269	2,476,617
L E Lundbergforetagen AB, Class B	3,887	197,759
Lifco AB, Class B	11,932	317,099
Nibe Industrier AB, Class B	72,593	372,183
Saab AB	16,556	401,859
Sagax AB, Class B	12,881	340,043
Sandvik AB	56,680	1,251,506
Securitas AB, Class B	25,218	259,525
Skandinaviska Enskilda Banken AB, Class A	81,807	1,165,487
Skanska AB, Class B	17,343	306,328
SKF AB, Class B	19,455	427,431
Svenska Cellulosa AB SCA, Class B	30,039	460,948
Svenska Handelsbanken AB, Class A	72,739	684,519
Swedbank AB, Class A	45,612	949,703
Swedish Orphan Biovitrum AB(a)	9,941	266,757
Tele2 AB, Class B	25,669	251,039

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	162,521	$1,001,383
Telia Co. AB	136,558	355,319
Trelleborg AB, Class B	11,358	441,414
Volvo AB, Class A	10,328	280,679
Volvo AB, Class B	83,871	2,257,379
Volvo Car AB(a)(b)	30,035	101,152
		28,949,157
Switzerland — 2.5%
ABB Ltd., Registered	83,545	4,606,287
Adecco Group AG, Registered	9,132	346,567
Alcon Inc.	25,734	2,311,561
Avolta AG, Registered	5,164	209,679
Bachem Holding AG(b)	1,594	144,108
Baloise Holding AG, Registered	2,666	460,617
Banque Cantonale Vaudoise, Registered	1,453	153,328
Barry Callebaut AG, Registered	201	349,377
BKW AG	1,480	233,222
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS	48	558,651
Chocoladefabriken Lindt & Spruengli AG, Registered	6	712,493
Cie. Financiere Richemont SA, Class A, Registered	28,170	4,533,026
Clariant AG, Registered	12,815	205,377
EMS-Chemie Holding AG, Registered	398	329,822
Geberit AG, Registered	1,790	1,100,973
Givaudan SA, Registered	486	2,291,147
Helvetia Holding AG, Registered	1,944	261,414
Holcim AG	29,152	2,561,000
Julius Baer Group Ltd.	10,855	652,074
Kuehne + Nagel International AG, Registered	2,647	750,697
Logitech International SA, Registered	8,422	842,953
Lonza Group AG, Registered	3,796	2,060,661
Nestle SA, Registered	140,162	14,877,650
Novartis AG, Registered	103,979	10,761,613
Partners Group Holding AG	1,235	1,662,096
Roche Holding AG, Bearer	1,755	491,167
Roche Holding AG, NVS	36,938	9,430,890
Sandoz Group AG	21,664	766,342
Schindler Holding AG, Participation Certificates, NVS	2,405	625,636
Schindler Holding AG, Registered	1,128	286,026
SGS SA	8,072	751,708
SIG Group AG	15,091	314,309
Sika AG, Registered	7,734	2,357,695
Sonova Holding AG, Registered	2,798	888,979
Straumann Holding AG	5,812	760,858
Swatch Group AG (The), Bearer	1,676	359,013
Swatch Group AG (The), Registered	3,111	129,530
Swiss Life Holding AG, Registered	1,543	1,078,750
Swiss Prime Site AG, Registered	4,467	413,737
Swiss Re AG	14,999	1,912,794
Swisscom AG, Registered	1,228	681,245
Temenos AG, Registered	3,962	255,816
UBS Group AG, Registered	169,808	5,402,210
VAT Group AG(c)	1,576	864,257
Zurich Insurance Group AG	7,834	4,123,085
		84,870,440
United Kingdom — 3.9%
3i Group PLC	52,359	1,929,269
Admiral Group PLC	13,516	468,935
Anglo American PLC	65,134	2,108,725
Antofagasta PLC	19,731	559,684
Ashtead Group PLC	22,392	1,640,061
Security	Shares	Value

United Kingdom (continued)
Associated British Foods PLC	17,793	$581,332
AstraZeneca PLC	81,668	12,695,212
Auto Trader Group PLC(c)	47,964	504,556
Aviva PLC	145,794	895,482
BAE Systems PLC	160,341	2,855,035
Barclays PLC	791,222	2,234,653
Barratt Developments PLC	50,970	330,513
Berkeley Group Holdings PLC	5,602	378,026
BP PLC	897,777	5,616,030
British American Tobacco PLC	109,575	3,388,588
BT Group PLC	355,281	594,824
Bunzl PLC	16,853	633,593
Burberry Group PLC	20,223	268,241
Centrica PLC	292,983	531,796
Coca-Cola HBC AG, Class DI	13,562	460,230
Compass Group PLC	89,929	2,524,865
CRH PLC	36,664	2,893,393
Croda International PLC	6,975	407,468
DCC PLC	4,909	358,500
Diageo PLC	118,823	4,000,459
Endeavour Mining PLC	9,570	211,093
Entain PLC	30,351	264,482
Experian PLC	48,908	2,266,306
Flutter Entertainment PLC(a)	9,586	1,844,675
Glencore PLC	546,384	3,367,744
GSK PLC	218,669	4,906,497
Haleon PLC	359,235	1,492,764
Halma PLC	19,003	543,972
Hargreaves Lansdown PLC	17,778	241,345
Hikma Pharmaceuticals PLC	8,655	213,983
HSBC Holdings PLC	1,002,414	8,934,396
Imperial Brands PLC	45,897	1,140,500
Informa PLC	75,184	818,304
InterContinental Hotels Group PLC	9,218	936,076
Intertek Group PLC	8,091	496,579
J Sainsbury PLC	87,394	309,850
JD Sports Fashion PLC	128,990	212,005
Kingfisher PLC	105,144	355,956
Land Securities Group PLC	35,228	295,724
Legal & General Group PLC	289,231	927,607
Lloyds Banking Group PLC	3,354,123	2,394,376
London Stock Exchange Group PLC	24,018	2,815,306
M&G PLC	129,973	332,306
Melrose Industries PLC	69,387	549,068
Mondi PLC, NVS	22,150	440,587
National Grid PLC	191,944	2,174,724
NatWest Group PLC, NVS	307,272	1,243,007
Next PLC	6,679	799,944
Pearson PLC	37,715	458,549
Persimmon PLC	16,125	301,251
Phoenix Group Holdings PLC	35,025	222,871
Prudential PLC	141,859	1,358,820
Reckitt Benckiser Group PLC	37,021	2,118,835
RELX PLC	99,103	4,347,339
Rentokil Initial PLC	127,430	679,359
Rio Tinto PLC	59,154	4,164,287
Rolls-Royce Holdings PLC(a)	445,398	2,601,512
Sage Group PLC (The)	55,170	724,689
Schroders PLC	36,795	185,614
Segro PLC	69,420	815,222
Severn Trent PLC	15,688	479,374
Shell PLC	337,817	12,193,420

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Smith & Nephew PLC	43,970	$556,376
Smiths Group PLC	19,844	439,103
Spirax-Sarco Engineering PLC	3,645	416,804
SSE PLC	57,693	1,297,871
Standard Chartered PLC	118,567	1,180,998
Taylor Wimpey PLC	197,154	373,254
Tesco PLC	392,385	1,560,868
Unilever PLC	131,005	7,174,237
United Utilities Group PLC	34,082	443,945
Vodafone Group PLC	1,182,218	1,142,968
Whitbread PLC	10,107	383,277
Wise PLC, Class A(a)	31,673	332,821
WPP PLC	49,776	521,009
		135,863,319
United States — 70.6%
3M Co.	28,495	2,853,489
A O Smith Corp.	7,004	585,815
Abbott Laboratories	91,629	9,363,567
AbbVie Inc.	93,413	15,061,912
Accenture PLC, Class A	33,133	9,353,115
Adobe Inc.(a)	23,764	10,569,277
Advanced Micro Devices Inc.(a)	85,262	14,230,228
AECOM	6,752	589,720
AES Corp. (The)	34,173	737,795
Aflac Inc.	30,369	2,729,262
Agilent Technologies Inc.	15,276	1,992,143
Air Products and Chemicals Inc.	11,492	3,064,916
Airbnb Inc.(a)	22,842	3,310,491
Akamai Technologies Inc.(a)	8,435	778,044
Albemarle Corp.	5,998	735,295
Albertsons Companies Inc., Class A	19,518	402,852
Alexandria Real Estate Equities Inc.	8,922	1,061,718
Align Technology Inc.(a)	3,774	970,711
Allegion PLC	4,566	556,230
Alliant Energy Corp.	13,254	682,448
Allstate Corp. (The)	13,713	2,297,202
Ally Financial Inc.	13,240	515,963
Alnylam Pharmaceuticals Inc.(a)	6,546	971,623
Alphabet Inc., Class A(a)	311,004	53,648,190
Alphabet Inc., Class C, NVS(a)	269,263	46,840,991
Altria Group Inc.	93,226	4,311,702
Amazon.com Inc.(a)	493,930	87,149,009
Amcor PLC	79,431	807,813
Ameren Corp.	13,122	962,761
American Electric Power Co. Inc.	27,608	2,491,622
American Express Co.	30,509	7,322,160
American Financial Group Inc./OH	3,352	435,458
American Homes 4 Rent, Class A	16,563	596,931
American International Group Inc.	35,560	2,802,839
American Tower Corp.	24,278	4,752,176
American Water Works Co. Inc.	9,922	1,297,500
Ameriprise Financial Inc.	5,372	2,345,469
AMETEK Inc.	12,330	2,090,921
Amgen Inc.	28,381	8,680,329
Amphenol Corp., Class A	31,273	4,139,607
Analog Devices Inc.	26,205	6,144,810
Annaly Capital Management Inc.	23,431	461,591
Ansys Inc.(a)	4,386	1,392,336
Aon PLC, Class A	10,462	2,946,518
APA Corp.	19,929	608,432
Apollo Global Management Inc.	20,382	2,367,573
Apple Inc.	773,924	148,786,889
Security	Shares	Value

United States (continued)
Applied Materials Inc.	43,884	$9,438,571
AppLovin Corp., Class A(a)	9,810	799,319
Aptiv PLC(a)	14,711	1,224,838
Arch Capital Group Ltd.(a)	19,252	1,975,833
Archer-Daniels-Midland Co.	28,529	1,781,351
Ares Management Corp., Class A	9,516	1,333,858
Arista Networks Inc.(a)	13,768	4,098,045
Arthur J Gallagher & Co.	11,371	2,880,615
Aspen Technology Inc.(a)	1,482	312,183
Assurant Inc.	2,651	459,869
AT&T Inc.	377,776	6,883,079
Atlassian Corp., NVS(a)	8,212	1,288,134
Atmos Energy Corp.	7,707	893,395
Autodesk Inc.(a)	11,151	2,248,042
Automatic Data Processing Inc.	21,612	5,293,211
AutoZone Inc.(a)	929	2,573,274
AvalonBay Communities Inc.	7,621	1,468,414
Avantor Inc.(a)	36,662	882,821
Avery Dennison Corp.	4,209	957,926
Axon Enterprise Inc.(a)	3,831	1,079,078
Baker Hughes Co., Class A	52,739	1,765,702
Ball Corp.	16,844	1,169,479
Bank of America Corp.	374,462	14,974,735
Bank of New York Mellon Corp. (The)	41,167	2,453,965
Bath & Body Works Inc.	10,854	563,757
Baxter International Inc.	25,386	865,409
Becton Dickinson and Co.	15,261	3,540,094
Bentley Systems Inc., Class B	11,509	578,212
Berkshire Hathaway Inc., Class B(a)	69,163	28,661,147
Best Buy Co. Inc.	10,763	912,918
Biogen Inc.(a)	7,447	1,675,128
BioMarin Pharmaceutical Inc.(a)	9,647	724,200
Bio-Rad Laboratories Inc., Class A(a)	1,155	331,323
Bio-Techne Corp.	7,878	608,103
BlackRock Inc.(d)	7,761	5,991,725
Blackstone Inc., NVS	37,607	4,531,643
Block Inc.(a)	28,708	1,839,609
Boeing Co. (The)(a)	30,362	5,392,595
Booking Holdings Inc.	1,803	6,808,759
Booz Allen Hamilton Holding Corp., Class A	7,321	1,114,329
Boston Properties Inc.	7,617	462,123
Boston Scientific Corp.(a)	77,488	5,855,768
Bristol-Myers Squibb Co.	109,366	4,493,849
Broadcom Inc.	23,226	30,856,902
Broadridge Financial Solutions Inc.	5,994	1,203,415
Brown & Brown Inc.	12,300	1,100,973
Brown-Forman Corp., Class B	9,604	440,439
Builders FirstSource Inc.(a)	7,124	1,145,468
Bunge Global SA	7,407	796,919
Burlington Stores Inc.(a)	3,437	825,052
Cadence Design Systems Inc.(a)	14,264	4,083,926
Caesars Entertainment Inc.(a)(b)	11,081	394,040
Camden Property Trust	5,989	614,771
Campbell Soup Co.	10,676	473,801
Capital One Financial Corp.	19,785	2,723,010
Cardinal Health Inc.	13,248	1,315,129
Carlisle Companies Inc.	2,417	1,011,007
Carlyle Group Inc. (The)	12,307	528,709
CarMax Inc.(a)(b)	8,330	585,266
Carnival Corp.(a)	54,585	823,142
Carrier Global Corp.	43,788	2,766,964
Catalent Inc.(a)	8,647	465,122

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Caterpillar Inc.	26,781	$9,065,904
Cboe Global Markets Inc.	5,706	987,081
CBRE Group Inc., Class A(a)	15,619	1,375,565
CDW Corp./DE	6,960	1,556,395
Celanese Corp., Class A	5,660	860,546
Celsius Holdings Inc.(a)	7,790	623,044
Cencora Inc.	9,472	2,146,071
Centene Corp.(a)	28,034	2,006,954
CenterPoint Energy Inc.	34,235	1,044,510
CF Industries Holdings Inc.	9,674	771,308
CH Robinson Worldwide Inc.	5,688	491,273
Charles River Laboratories International Inc.(a)	2,930	610,729
Charles Schwab Corp. (The)	79,046	5,792,491
Charter Communications Inc., Class A(a)	5,070	1,455,698
Cheniere Energy Inc.	12,556	1,981,211
Chesapeake Energy Corp.	6,292	572,132
Chevron Corp.	92,585	15,026,545
Chipotle Mexican Grill Inc., Class A(a)	1,445	4,522,156
Chord Energy Corp.	3,277	607,589
Chubb Ltd.	21,738	5,887,085
Church & Dwight Co. Inc.	12,498	1,337,411
Cigna Group (The)	15,464	5,329,204
Cincinnati Financial Corp.	7,959	935,819
Cintas Corp.	4,805	3,257,646
Cisco Systems Inc.	213,263	9,916,729
Citigroup Inc.	99,995	6,230,688
Citizens Financial Group Inc.	25,479	899,154
Cleveland-Cliffs Inc.(a)	25,968	448,727
Clorox Co. (The)	6,256	823,039
Cloudflare Inc., Class A(a)	15,508	1,049,737
CME Group Inc.	18,712	3,798,162
CMS Energy Corp.	15,057	947,537
CNH Industrial NV	51,548	544,347
Coca-Cola Co. (The)	216,537	13,626,673
Cognizant Technology Solutions Corp., Class A	26,578	1,758,135
Coinbase Global Inc., Class A(a)	9,800	2,214,016
Colgate-Palmolive Co.	41,455	3,853,657
Comcast Corp., Class A	210,135	8,411,704
Conagra Brands Inc.	25,269	755,038
Confluent Inc.(a)	8,556	222,199
ConocoPhillips.	62,468	7,276,273
Consolidated Edison Inc.	17,892	1,691,689
Constellation Brands Inc., Class A	8,474	2,120,449
Constellation Energy Corp.	16,741	3,636,982
Cooper Companies Inc. (The)	10,064	949,136
Copart Inc.(a)	45,291	2,403,140
Corning Inc.	41,089	1,530,976
Corpay Inc.(a)	3,857	1,032,403
Corteva Inc.	37,059	2,073,080
CoStar Group Inc.(a)	21,587	1,687,456
Costco Wholesale Corp.	23,355	18,914,981
Coterra Energy Inc.	38,403	1,095,254
Crowdstrike Holdings Inc., Class A(a)	12,102	3,796,034
Crown Castle Inc.	22,949	2,352,272
Crown Holdings Inc.	6,766	569,630
CSX Corp.	107,506	3,628,327
Cummins Inc.	7,554	2,128,188
CVS Health Corp.	67,087	3,998,385
Danaher Corp.	36,868	9,467,702
Darden Restaurants Inc.	5,974	898,430
Datadog Inc., Class A(a)	14,355	1,581,634
DaVita Inc.(a)	2,635	387,661
Security	Shares	Value

United States (continued)
Dayforce Inc.(a)(b)	7,256	$358,882
Deckers Outdoor Corp.(a)	1,362	1,489,919
Deere & Co.	13,918	5,215,910
Dell Technologies Inc., Class C	14,364	2,004,640
Delta Air Lines Inc.	8,614	439,486
Devon Energy Corp.	32,560	1,598,045
Dexcom Inc.(a)	20,509	2,435,854
Diamondback Energy Inc.	8,725	1,738,543
Dick's Sporting Goods Inc.	3,207	730,041
Digital Realty Trust Inc.	16,147	2,346,805
Discover Financial Services	13,842	1,697,860
DocuSign Inc., Class A(a)	9,985	546,579
Dollar General Corp.	11,076	1,516,415
Dollar Tree Inc.(a)	11,365	1,340,502
Dominion Energy Inc.	44,527	2,400,896
Domino's Pizza Inc.	1,844	937,822
DoorDash Inc., Class A(a)	14,907	1,641,410
Dover Corp.	7,430	1,365,783
Dow Inc.	36,214	2,087,013
DR Horton Inc.	15,937	2,355,489
DraftKings Inc., Class A (a)	21,447	753,433
DTE Energy Co.	10,732	1,250,600
Duke Energy Corp.	40,878	4,233,734
DuPont de Nemours Inc.	23,696	1,946,863
Dynatrace Inc.(a)	14,512	663,634
Eastman Chemical Co.	5,998	607,777
Eaton Corp. PLC	20,979	6,982,860
eBay Inc.	26,906	1,458,843
Ecolab Inc.	13,517	3,138,647
Edison International	19,597	1,506,029
Edwards Lifesciences Corp.(a)	31,368	2,725,566
Electronic Arts Inc.	14,360	1,908,157
Elevance Health Inc.	12,343	6,646,459
Eli Lilly & Co.	42,635	34,975,196
EMCOR Group Inc.	2,483	965,043
Emerson Electric Co.	29,887	3,352,126
Enphase Energy Inc.(a)	6,927	885,963
Entegris Inc.	8,243	1,041,503
Entergy Corp.	11,352	1,276,986
EOG Resources Inc.	30,305	3,774,488
EPAM Systems Inc.(a)	2,815	500,873
EQT Corp.	19,784	812,925
Equifax Inc.	6,574	1,521,158
Equinix Inc.	5,051	3,853,812
Equitable Holdings Inc.	18,626	772,793
Equity LifeStyle Properties Inc.	9,193	577,045
Equity Residential	18,249	1,186,732
Erie Indemnity Co., Class A, NVS	1,350	489,280
Essential Utilities Inc.	14,705	554,820
Essex Property Trust Inc.	3,260	846,915
Estee Lauder Companies Inc. (The), Class A	12,445	1,535,215
Etsy Inc.(a)	6,486	411,666
Everest Group Ltd.	2,200	860,046
Evergy Inc.	12,031	657,614
Eversource Energy	17,630	1,044,225
Exact Sciences Corp.(a)(b)	9,077	412,550
Exelon Corp.	52,509	1,971,713
Expedia Group Inc.(a)	7,406	835,841
Expeditors International of Washington Inc.	7,715	932,743
Extra Space Storage Inc.	10,822	1,566,701
Exxon Mobil Corp.	237,465	27,845,146
F5 Inc.(a)	3,099	523,638

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FactSet Research Systems Inc.	1,884	$761,626
Fair Isaac Corp.(a)	1,341	1,729,796
Fastenal Co.	29,126	1,921,733
FedEx Corp.	12,269	3,115,835
Ferguson PLC	10,702	2,201,829
Fidelity National Financial Inc.	12,821	645,666
Fidelity National Information Services Inc.	31,116	2,361,082
Fifth Third Bancorp.	35,043	1,311,309
First Citizens BancShares Inc./NC, Class A	537	912,057
First Solar Inc.(a)	5,552	1,508,812
FirstEnergy Corp.	28,233	1,136,661
Fiserv Inc.(a)	32,209	4,823,620
Ford Motor Co.	207,925	2,522,130
Fortinet Inc.(a)	35,504	2,106,097
Fortive Corp.	18,816	1,400,663
Fortune Brands Innovations Inc., NVS	7,175	502,680
Fox Corp., Class A, NVS	15,819	544,648
Fox Corp., Class B	8,253	263,601
Franklin Resources Inc.	15,974	376,986
Freeport-McMoRan Inc.	74,527	3,929,809
Gaming and Leisure Properties Inc.	14,477	650,017
Garmin Ltd.	8,655	1,418,122
Gartner Inc.(a)	4,214	1,768,489
GE HealthCare Technologies Inc., NVS(a)	22,063	1,720,914
GE Vernova Inc.(a)	14,232	2,503,409
Gen Digital Inc.	30,728	762,976
General Dynamics Corp.	12,274	3,679,377
General Electric Co.	57,677	9,524,780
General Mills Inc.	30,577	2,102,169
General Motors Co.	60,904	2,740,071
Genuine Parts Co.	7,286	1,050,204
Gilead Sciences Inc.	65,430	4,205,186
Global Payments Inc.	13,807	1,406,243
GoDaddy Inc., Class A(a)	7,272	1,015,389
Goldman Sachs Group Inc. (The)	17,044	7,780,927
Graco Inc.	8,630	696,872
Halliburton Co.	47,749	1,752,388
Hartford Financial Services Group Inc. (The)	15,429	1,596,130
HCA Healthcare Inc.	10,465	3,555,484
Healthpeak Properties Inc.	36,338	723,126
HEICO Corp.	2,267	502,753
HEICO Corp., Class A	3,802	667,859
Henry Schein Inc.(a)	7,220	500,635
Hershey Co. (The)	7,758	1,534,765
Hess Corp.	14,738	2,271,126
Hewlett Packard Enterprise Co.	66,738	1,177,926
HF Sinclair Corp.	7,838	432,893
Hilton Worldwide Holdings Inc.	14,029	2,814,217
Hologic Inc.(a)	12,951	955,525
Home Depot Inc. (The)	52,303	17,514,706
Honeywell International Inc.	34,584	6,992,539
Hormel Foods Corp.	15,397	476,999
Host Hotels & Resorts Inc.	37,683	676,033
Howmet Aerospace Inc.	19,686	1,666,420
HP Inc.	49,305	1,799,632
Hubbell Inc., Class B	2,958	1,150,337
HubSpot Inc.(a)	2,472	1,510,516
Humana Inc.	6,451	2,310,232
Huntington Bancshares Inc./Ohio	75,424	1,049,902
Huntington Ingalls Industries Inc.	2,067	523,158
Hyatt Hotels Corp., Class A	2,459	362,629
IDEX Corp.	3,919	817,660
Security	Shares	Value

United States (continued)
IDEXX Laboratories Inc.(a)	4,412	$2,192,543
Illinois Tool Works Inc.	15,800	3,835,450
Illumina Inc.(a)	7,984	832,572
Incyte Corp.(a)	9,872	570,503
Ingersoll Rand Inc.	21,761	2,024,861
Insulet Corp.(a)	3,494	619,102
Intel Corp.	224,577	6,928,200
Intercontinental Exchange Inc.	30,146	4,036,549
International Business Machines Corp.	47,991	8,007,298
International Flavors & Fragrances Inc.	13,862	1,333,247
International Paper Co.	19,137	862,887
Interpublic Group of Companies Inc. (The)	20,373	639,101
Intuit Inc.	14,784	8,522,089
Intuitive Surgical Inc.(a)	18,699	7,519,242
Invitation Homes Inc.	32,778	1,140,347
IQVIA Holdings Inc.(a)	9,733	2,132,403
Iron Mountain Inc.	14,867	1,199,618
J M Smucker Co. (The)	5,499	613,908
Jabil Inc.	6,741	801,505
Jack Henry & Associates Inc.	3,909	643,734
Jacobs Solutions Inc., NVS	6,727	937,340
JB Hunt Transport Services Inc.	4,279	687,849
Johnson & Johnson	126,628	18,572,529
Johnson Controls International PLC	35,426	2,547,484
JPMorgan Chase & Co.	152,101	30,820,226
Juniper Networks Inc.	16,958	604,892
Kellanova	14,992	904,617
Kenvue Inc.	100,672	1,942,970
Keurig Dr Pepper Inc.	57,791	1,979,342
KeyCorp.	49,053	704,892
Keysight Technologies Inc.(a)	9,282	1,285,371
Kimberly-Clark Corp.	17,704	2,359,943
Kimco Realty Corp.	36,374	704,201
Kinder Morgan Inc.	103,248	2,012,304
KKR & Co. Inc.	32,683	3,361,120
KLA Corp.	7,172	5,447,349
Knight-Swift Transportation Holdings Inc.	8,312	401,054
Kraft Heinz Co. (The)	47,999	1,697,725
Kroger Co. (The)	35,899	1,880,031
L3Harris Technologies Inc.	10,037	2,256,619
Labcorp Holdings Inc.	4,347	847,274
Lam Research Corp.	6,990	6,517,756
Lamb Weston Holdings Inc.	8,026	708,616
Las Vegas Sands Corp.	20,338	915,820
Lattice Semiconductor Corp.(a)	7,136	529,777
Leidos Holdings Inc.	7,057	1,037,732
Lennar Corp., Class A	13,459	2,158,151
Lennox International Inc.	1,677	842,860
Liberty Global Ltd., NVS(a)	829	14,151
Liberty Media Corp.-Liberty Formula One, NVS(a)	9,839	729,463
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	800	18,128
Linde PLC	25,546	11,125,794
Live Nation Entertainment Inc.(a)	8,423	789,572
LKQ Corp.	14,399	619,589
Lockheed Martin Corp.	11,744	5,523,673
Loews Corp.	9,414	722,995
Lowe's Companies Inc.	30,456	6,739,608
LPL Financial Holdings Inc.	3,927	1,123,947
Lululemon Athletica Inc.(a)	5,951	1,856,652
LyondellBasell Industries NV, Class A	13,358	1,328,052
M&T Bank Corp.	9,066	1,374,406
Manhattan Associates Inc.(a)	3,192	700,772

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Oil Corp.	30,254	$876,156
Marathon Petroleum Corp.	19,010	3,357,356
Markel Group Inc.(a)	691	1,134,339
MarketAxess Holdings Inc.	2,016	401,043
Marriott International Inc./MD, Class A	13,312	3,077,335
Marsh & McLennan Companies Inc.	25,957	5,388,154
Martin Marietta Materials Inc.	3,167	1,811,777
Marvell Technology Inc.	45,332	3,119,295
Masco Corp.	12,753	891,690
Mastercard Inc., Class A	43,944	19,646,044
Match Group Inc.(a)	13,443	411,759
McCormick & Co. Inc./MD, NVS	12,663	914,522
McDonald's Corp.	38,007	9,839,632
McKesson Corp.	7,055	4,018,457
Medtronic PLC	69,938	5,690,855
MercadoLibre Inc.(a)	2,416	4,169,001
Merck & Co. Inc.	133,228	16,725,443
Meta Platforms Inc., Class A	115,597	53,964,147
MetLife Inc.	33,427	2,419,112
Mettler-Toledo International Inc.(a)	1,155	1,621,724
MGM Resorts International(a)	15,053	604,679
Microchip Technology Inc.	28,948	2,814,614
Micron Technology Inc.	58,002	7,250,250
Microsoft Corp.	372,402	154,595,243
MicroStrategy Inc., Class A(a)	831	1,266,851
Mid-America Apartment Communities Inc.	5,927	792,499
Moderna Inc.(a)	17,423	2,483,649
Molina Healthcare Inc.(a)	2,962	931,786
Molson Coors Beverage Co., Class B	9,950	545,359
Mondelez International Inc., Class A	71,919	4,928,609
MongoDB Inc., Class A(a)	3,769	889,710
Monolithic Power Systems Inc.	2,509	1,845,696
Monster Beverage Corp.(a)	40,075	2,080,694
Moody's Corp.	8,504	3,376,003
Morgan Stanley	65,110	6,370,362
Mosaic Co. (The)	18,985	587,206
Motorola Solutions Inc.	8,783	3,205,005
MSCI Inc., Class A	4,147	2,053,511
Nasdaq Inc.	21,262	1,255,096
NetApp Inc.	11,642	1,402,046
Netflix Inc.(a)	22,977	14,742,503
Neurocrine Biosciences Inc.(a)	5,024	680,300
Newmont Corp.	59,283	2,486,329
News Corp., Class A, NVS	20,729	563,622
NextEra Energy Inc.	107,999	8,642,080
Nike Inc., Class B	63,618	6,046,891
NiSource Inc.	24,379	708,454
Nordson Corp.	2,974	698,057
Norfolk Southern Corp.	11,740	2,639,152
Northern Trust Corp.	11,325	954,018
Northrop Grumman Corp.	7,593	3,422,697
NRG Energy Inc.	12,773	1,034,613
Nucor Corp.	12,795	2,160,436
Nvidia Corp.	131,891	144,596,060
NVR Inc.(a)	167	1,282,682
NXP Semiconductors NV	13,468	3,664,643
O'Reilly Automotive Inc.(a)	3,141	3,025,600
Occidental Petroleum Corp.	34,388	2,149,250
Okta Inc.(a)	8,565	759,544
Old Dominion Freight Line Inc.	10,427	1,827,332
Omnicom Group Inc.	10,868	1,010,289
ON Semiconductor Corp.(a)	23,222	1,696,135
Security	Shares	Value

United States (continued)
ONEOK Inc.	29,965	$2,427,165
Oracle Corp.	87,122	10,209,827
Otis Worldwide Corp.	20,989	2,082,109
Ovintiv Inc.	14,114	729,270
Owens Corning	4,432	802,502
PACCAR Inc.	27,445	2,950,337
Packaging Corp. of America	4,880	895,431
Palantir Technologies Inc.(a)	102,039	2,212,206
Palo Alto Networks Inc.(a)	17,046	5,027,036
Paramount Global, Class B, NVS	24,479	291,545
Parker-Hannifin Corp.	6,753	3,589,355
Paychex Inc.	16,580	1,992,253
Paycom Software Inc.	2,630	382,192
Paylocity Holding Corp.(a)	2,083	296,140
PayPal Holdings Inc.(a)	54,321	3,421,680
Pentair PLC	8,382	682,127
PepsiCo Inc.	72,163	12,476,983
Pfizer Inc.	295,990	8,483,073
PG&E Corp.	105,111	1,948,758
Philip Morris International Inc.	81,650	8,277,677
Phillips 66	22,570	3,207,423
Pinterest Inc., Class A(a)(b)	31,511	1,307,391
PNC Financial Services Group Inc. (The)	21,121	3,324,234
Pool Corp.	2,059	748,549
PPG Industries Inc.	12,111	1,591,507
PPL Corp.	39,711	1,164,724
Principal Financial Group Inc.	13,062	1,071,606
Procter & Gamble Co. (The)	123,970	20,398,024
Progressive Corp. (The)	30,702	6,483,648
Prologis Inc.	48,222	5,328,049
Prudential Financial Inc.	19,003	2,287,011
PTC Inc.(a)	6,396	1,127,231
Public Service Enterprise Group Inc.	25,572	1,937,335
Public Storage	8,391	2,297,708
PulteGroup Inc.	11,801	1,384,493
Pure Storage Inc., Class A(a)	16,284	981,762
Qorvo Inc.(a)	5,724	563,184
Qualcomm Inc.	58,922	12,023,034
Quanta Services Inc.	7,596	2,096,040
Quest Diagnostics Inc.	6,225	883,763
Raymond James Financial Inc.	10,724	1,316,371
Realty Income Corp.	45,431	2,410,569
Regency Centers Corp.	9,640	591,896
Regeneron Pharmaceuticals Inc.(a)	5,678	5,565,348
Regions Financial Corp.	48,840	945,054
Reliance Inc.	3,008	904,746
Repligen Corp.(a)	2,615	389,870
Republic Services Inc., Class A	11,266	2,086,351
ResMed Inc.	7,868	1,623,404
Revvity Inc.	6,462	706,038
Rivian Automotive Inc., Class A(a)(b)	33,392	364,641
Robinhood Markets Inc.(a)	27,690	578,721
ROBLOX Corp., Class A(a)	24,951	838,853
Rockwell Automation Inc.	6,192	1,594,626
Roku Inc.(a)(b)	5,993	343,998
Rollins Inc.	15,012	685,898
Roper Technologies Inc.	5,538	2,950,425
Ross Stores Inc.	18,037	2,520,851
Royal Caribbean Cruises Ltd.(a)	12,806	1,891,190
Royalty Pharma PLC, Class A	21,418	587,067
RPM International Inc.	6,623	742,438
RTX Corp.	70,147	7,562,548

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
S&P Global Inc.	17,043	$7,286,053
Salesforce Inc.	51,176	11,997,701
Samsara Inc.(a)	9,033	306,490
SBA Communications Corp., Class A	5,519	1,085,477
Schlumberger NV	75,101	3,446,385
Seagate Technology Holdings PLC	10,370	966,899
SEI Investments Co.	6,367	431,110
Sempra Energy	33,587	2,587,207
ServiceNow Inc.(a)(b)	10,728	7,047,545
Sherwin-Williams Co. (The)	12,863	3,907,779
Simon Property Group Inc.	16,752	2,534,745
Sirius XM Holdings Inc.	8,623	24,317
Skyworks Solutions Inc.	8,426	780,753
Snap Inc., Class A, NVS(a)	54,238	814,655
Snap-on Inc.	2,813	767,555
Snowflake Inc., Class A(a)	15,868	2,160,904
Solventum Corp.(a)	7,123	422,679
Southern Co. (The)	57,648	4,619,911
Southwest Airlines Co.	7,960	213,646
SS&C Technologies Holdings Inc.	12,180	755,769
Stanley Black & Decker Inc.	8,307	724,121
Starbucks Corp.	59,021	4,734,665
State Street Corp.	16,876	1,275,657
Steel Dynamics Inc.	8,218	1,100,144
STERIS PLC	5,564	1,240,104
Stryker Corp.	17,836	6,083,681
Sun Communities Inc.	6,798	802,096
Super Micro Computer Inc.(a)	2,780	2,180,938
Synchrony Financial	21,965	962,067
Synopsys Inc.(a)	7,965	4,466,772
Sysco Corp.	26,103	1,900,820
T-Mobile U.S. Inc.	28,333	4,957,142
T Rowe Price Group Inc.	11,632	1,370,599
Take-Two Interactive Software Inc.(a)	8,948	1,434,901
Targa Resources Corp.	10,500	1,241,415
Target Corp.	24,177	3,775,480
TE Connectivity Ltd.	16,243	2,431,577
Teledyne Technologies Inc.(a)	2,326	923,306
Teleflex Inc.	2,397	501,141
Teradyne Inc.	8,287	1,167,970
Tesla Inc.(a)	151,216	26,928,545
Texas Instruments Inc.	48,177	9,394,997
Texas Pacific Land Corp.	921	565,780
Textron Inc.	11,406	999,280
Thermo Fisher Scientific Inc.	20,251	11,502,163
TJX Companies Inc. (The)	59,964	6,182,288
Toast Inc.(a)	18,975	459,764
Toro Co. (The)	5,341	428,295
Tractor Supply Co.	5,754	1,641,559
Trade Desk Inc. (The), Class A(a)(b)	23,201	2,152,589
Tradeweb Markets Inc., Class A	5,523	602,062
Trane Technologies PLC	11,888	3,892,844
TransDigm Group Inc.	2,926	3,930,291
TransUnion	9,830	706,974
Travelers Companies Inc. (The)	11,913	2,569,634
Trimble Inc.(a)	12,904	718,495
Truist Financial Corp.	69,886	2,638,196
Twilio Inc., Class A(a)	8,582	492,607
Tyler Technologies Inc.(a)	2,292	1,100,985
Tyson Foods Inc., Class A	15,026	860,238
U.S. Bancorp	81,540	3,306,447
Uber Technologies Inc.(a)	98,833	6,380,658
Security	Shares	Value

United States (continued)
UDR Inc.	15,647	$604,287
U-Haul Holding Co.(b)	4,411	268,145
UiPath Inc.(a)	23,783	291,580
Ulta Beauty Inc.(a)	2,575	1,017,357
Union Pacific Corp.	31,901	7,427,191
United Parcel Service Inc., Class B	37,890	5,264,058
United Rentals Inc.	3,653	2,445,355
United Therapeutics Corp.(a)	2,327	640,228
UnitedHealth Group Inc.	48,654	24,101,732
Unity Software Inc.(a)	13,619	248,819
Universal Health Services Inc., Class B	3,107	589,709
Valero Energy Corp.	17,381	2,731,250
Veeva Systems Inc., Class A(a)	8,085	1,408,811
Ventas Inc.	20,104	1,010,427
Veralto Corp.	13,014	1,282,920
VeriSign Inc.(a)	5,108	890,427
Verisk Analytics Inc., Class A	7,449	1,882,958
Verizon Communications Inc.	219,998	9,052,918
Vertex Pharmaceuticals Inc.(a)	13,556	6,172,589
Vertiv Holdings Co., Class A	19,393	1,901,871
Viatris Inc.	62,642	664,005
VICI Properties Inc., Class A	55,729	1,599,980
Visa Inc., Class A(b)	83,195	22,667,310
Vistra Corp.	18,205	1,803,751
Vulcan Materials Co.	6,723	1,719,542
W R Berkley Corp.	10,964	888,413
Walmart Inc.	232,727	15,304,128
Walgreens Boots Alliance Inc.	37,731	611,997
Walt Disney Co. (The)	96,583	10,035,940
Warner Bros Discovery Inc.(a)	121,737	1,003,113
Waste Connections Inc.	13,633	2,240,175
Waste Management Inc.	21,167	4,460,522
Waters Corp.(a)(b)	3,095	956,045
Watsco Inc.	1,710	812,079
WEC Energy Group Inc.	17,106	1,386,099
Wells Fargo & Co.	186,779	11,191,798
Welltower Inc.	30,012	3,111,344
West Pharmaceutical Services Inc.	3,995	1,323,983
Western Digital Corp.(a)	17,084	1,286,254
Westinghouse Air Brake Technologies Corp.	9,164	1,550,824
Westlake Corp.	2,515	403,808
Westrock Co.	14,004	751,175
Weyerhaeuser Co.	38,045	1,142,491
Williams Companies Inc. (The)	64,500	2,677,395
Williams-Sonoma Inc.	3,191	935,665
Willis Towers Watson PLC	5,288	1,349,974
Workday Inc., Class A(a)	10,865	2,297,404
WP Carey Inc.	11,032	622,205
WW Grainger Inc.	2,284	2,104,615
Wynn Resorts Ltd.	5,617	532,941
Xcel Energy Inc.	29,317	1,625,628
Xylem Inc./New York	12,353	1,742,020
Yum! Brands Inc.	14,860	2,042,210
Zebra Technologies Corp., Class A(a)	2,741	856,124
Zillow Group Inc., Class C (a)(b)	8,860	362,817
Zimmer Biomet Holdings Inc.	11,198	1,289,450
Zoetis Inc.	24,345	4,127,938
Zoom Video Communications Inc., Class A(a)	12,534	768,836

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	4,843	$823,116
		2,430,707,643

Total Common Stocks — 99.5%
(Cost: $2,731,682,303)		3,426,253,213

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference
Shares, NVS	2,930	283,259
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	5,788	480,809
Henkel AG & Co. KGaA, Preference Shares, NVS	8,961	811,243
Porsche Automobil Holding SE, Preference
Shares, NVS	7,684	423,992
Sartorius AG, Preference Shares, NVS	1,346	356,781
Volkswagen AG, Preference Shares, NVS	10,626	1,335,275
		3,691,359
Total Preferred Stocks — 0.1%
(Cost: $4,436,886)		3,691,359

Rights

France — 0.0%
Alstom SA, (Expires 06/17/24, Strike Price
EUR 13.00)(a)	16,107	17,274

United Kingdom — 0.0%
National Grid PLC, (Expires 06/19/24, Strike Price
GBP 6.45)(a)	55,983	139,855

Total Rights — 0.0%
(Cost: $—)		157,129

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50 )(a)(e)	989	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.6%
(Cost: $2,736,119,189)		3,430,101,701
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(f)(g)	44,927,921	$44,941,399
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(f)	3,560,000	3,560,000

Total Short-Term Securities — 1.4%
(Cost: $48,493,258)		48,501,399

Total Investments — 101.0%
(Cost: $2,784,612,447)		3,478,603,100
Liabilities in Excess of Other Assets — (1.0)%		(35,875,257)

Net Assets — 100.0%		$3,442,727,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,463,227	$21,481,107	(a)	$—	$(896)	$(2,039)	$44,941,399	44,927,921	$104,801	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,120,000	440,000	(a)	—	—	—	3,560,000	3,560,000	173,086		—
BlackRock Inc.	4,932,502	540,127		—	—	519,096	5,991,725	7,761	110,800		—
					$(896)	$517,057	$54,493,124		$388,687		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	4	06/13/24	$707	$15,685
Euro STOXX 50 Index	23	06/21/24	1,253	5,698
FTSE 100 Index	9	06/21/24	956	748
S&P 500 E-Mini Index	32	06/21/24	8,472	150,283
				$172,414

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,546,807,743	$879,445,470	$—	$3,426,253,213
Preferred Stocks	—	3,691,359	—	3,691,359
Rights	157,129	—	—	157,129
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	48,501,399	—	—	48,501,399
	$2,595,466,271	$883,136,829	$—	$3,478,603,100
Derivative Financial Instruments(a)
Assets
Equity Contracts	$150,283	$22,131	$—	$172,414

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's